Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Current:
Total Current	$ 9	$ 1	$ 14,234
Deferred:
Total Deferred	926,494	119,275	(908,713)
Income tax (benefits) expense	926,503	119,276	(894,479)
Hong Kong [Member]
Current:
Total Current
Deferred:
Total Deferred	907,664	116,851	(908,713)
PRC [Member]
Current:
Total Current	9	1	14,234
Deferred:
Total Deferred	$ 18,830	$ 2,424